Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
17. Related-Party Transactions
On August 31, 2021, the Company, through its wholly-owned subsidiary Data Black River, entered into the HDP Agreement with HDP, an affiliate of Eagle Creek. Neal Simmons, who now serves on the Company’s board of directors, is the current President and Chief Executive Officer of Eagle Creek.
Each of the directors and executives of GRIID has entered into customary indemnification agreements with GRIID.
On April 18, 2024, the Company entered into employment agreements with each of the executive officers of the Company (i.e. James D. Kelly III (Chief Executive Officer), Dwaine Alleyne (Chief Technology Officer), Alexander Fraser (General Counsel and Secretary), Michael Hamilton (Chief Research Officer), Gerard F. King II (Chief Operating Officer), Harry E. Sudock (Chief Strategy Officer) and Allan J. Wallander (Chief Financial Officer)). Under the terms of the executive employment agreements, each executive officer will receive an annual base salary and an annual target bonus opportunity. Each executive employment agreement also includescustomary confidentiality, non-competition,
and assignment of inventions agreements with each executive officer.
2,125,000 shares of the Company’s common stock with an exercise price of $0.988 per share.

Each of the options ha
s
 an expiration date of ten (10) years from the grant date.

On April 1, 2024 the Company granted to its board members an aggregate of 1,111,110 restricted stock of the Company with a fair value of $1.35 per share.
18. Related-Party Transactions
On April 17, 2021, the Company entered into an engagement letter and an incentive unit award agreement with an entity affiliated with John D’Agostino, Adit’s Chief Financial Officer. The engagement letter was amended on November 14, 2022. Pursuant to such engagement letter, as amended, and incentive unit award agreement, the Company agreed to pay to such entity $400 and grant such entity units representing a 0.5% profit interest in the Company. The cash payment was payable and paid on consummation of the merger. The units vested 1/4th on April 26, 2022, and 1/36th on the 17th day of each month thereafter, subject to such entity’s continued service through such vesting dates; provided, however, that any unvested units shall fully vest upon a qualifying transaction. The Company estimated the liability related to this transaction is $12 using Black Scholes option pricing model.
On August 31, 2021, the Company, through its wholly-owned subsidiary Data Black River, entered into the HDP Agreement with HDP, an affiliate of Eagle Creek (see Note 15). Neal Simmons, who now serves on the Company’s board of directors, is the current President and Chief Executive Officer of Eagle Creek.
GRIID has entered into employment agreements with each of its executive officers. These agreements provide for at-will
employment for no specified period, and provide for an initial base salary and bonus target. GRIID has also entered into customary confidentiality, non-competition,
and assignment of inventions agreements with each executive officer. It is anticipated that the directors of New GRIID will, in connection with consummating the merger, approve and direct New GRIID to enter into customary indemnification agreements with the persons intended to serve as directors and executive officers of New GRIID following the merger.
On September 2, 2022, GRIID Holdco issued a promissory note to Dwaine Alleyne, the Chief Technology Officer of GRIID Holdco, in exchange for a loan of $250,000. In connection with the promissory note issued to Mr. Alleyne, GRIID Holdco also issued a warrant to Mr. Alleyne exercisable for 8,616 Class B Units of GRIID Holdco. Mr. Alleyne exercised the warrant immediately prior to the closing of the merger for 41,010 shares of GRIID common stock representing 0.0625% of shares of our issued and outstanding common stock at such time.

On January 13, 2023, in connection with the extension of the date by which Adit must complete its initial reverse recapitalization, Adit issued an unsecured promissory note to GRIID pursuant to which Adit was permitted to borrow up to $900,000 in the aggregate. On July 12, 2023, in connection with the extension of the date by which Adit must complete its initial reverse recapitalization, Adit issued an unsecured amended and restated promissory note to GRIID pursuant to which Adit may borrow up to $1,800,000 in the aggregate. The note was interest-bearing, at a rate per annum equal to the Applicable Federal Rate set forth by the Internal Revenue Service pursuant to Section 1274(d) of the Internal Revenue Code, and payable on the earlier of (i) the date on which a definitive decision to liquidate Adit is made by its board of directors, and (ii) the closing of the merger, unless accelerated upon the occurrence of an event of default. Any outstanding principal amount under the note may be prepaid by Adit, at Adit’s election and without penalty. The loan was paid off with the settlement of the merger agreement on December 29, 2023.
The Company paid the sponsor or its affiliate a total of $10,000 per month for office space, utilities, secretarial support and administrative services. Upon completion of the reverse recapitalization, the Company ceased paying these monthly fees. The Company may also pay a customary financial advisory fee to Adit, or another affiliate of the sponsor, in an amount that constitutes a market standard financial advisory fee for comparable transactions.
Our initial stockholders, sponsor and management team or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in connection with activities on our behalf such as identifying potential target businesses and performing due diligence on suitable reverse recapitalization. Our audit committee will review on a quarterly basis all payments that were made to these persons and will determine which expenses and the amount of expenses that will be reimbursed. There is no cap or ceiling on the reimbursement of out-of-pocket
expenses incurred by such persons in connection with activities on our behalf.